COLT 2024-7 Mortgage Loan Trust ABS-15G

Exhibit 99.30

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
4350110749	XXXX	XXXX	XXXX	All Borrower Total Income	XXXX	XXXX	Per loan approval and 1008 approved as a DSCR loan which does not require qualifying income.
4350110752	XXXX	XXXX	XXXX	Final Reviewed QM Status	XXXX	XXXX	Verified via source documents
4350110745	XXXX	XXXX	XXXX	Borrower 1 First Name	XXXX	XXXX	Name confirmed with docs in file
4350110750	XXXX	XXXX	XXXX	Application Date	XXXX	XXXX	Based on originator's signature on initial 1003.
4350110750	XXXX	XXXX	XXXX	Qualifying Total Debt Income Ratio	XXXX	XXXX	See findings.